Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2018
Basic earnings per share [abstract]
Disclosure of detailed information about weighted average number of ordinary shares [Text Block]
Weighted-average number of ordinary shares (basic)

	2018	2017
Outstanding ordinary shares at July 1	110,322,214	110,766,600
Effect of treasury shares held	(206,360)	(444,386)
Weighted-average number of ordinary shares outstanding for the year ended June 30	110,115,854	110,322,214